Taxes (Details) - Schedule of income tax - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule Of Income Tax Abstract
Current income tax provision	$ 195,678	$ 959,384	$ 2,844,087
Deferred income tax provision	(3,921,905)
Total	$ (3,726,227)	$ 959,384	$ 2,844,087